Operating Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Operating Segments
Schedule of operating segments

	Three Months Ended
	September 30,
	2023	2022
Revenues
Specialized BioTherapeutics	$—	$—
Public Health Solutions	130,440	166,140
Total	$130,440	$166,140

Income (loss) from Operations
Specialized BioTherapeutics	$(705,753)	$(1,856,553)
Public Health Solutions	(24,819)	(9,578)
Corporate	(1,048,484)	(1,215,113)
Total	$(1,779,056)	$(3,081,244)

Amortization and Depreciation Expense
Specialized BioTherapeutics	$954	$2,876
Public Health Solutions	159	479
Corporate	476	1,438
Total	$1,589	$4,793

Other (Expense) Income, Net
Specialized BioTherapeutics	$1,683	$(12,613)
Corporate	114,671	(215,146)
Total	$116,354	$(227,759)

Share-Based Compensation
Specialized BioTherapeutics	$27,427	$28,343
Public Health Solutions	994	1,054
Corporate	36,979	41,318
Total	$65,400	$70,715

	Nine Months Ended
	September 30,
	2023	2022
Revenues
Specialized BioTherapeutics	$223,870	$—
Public Health Solutions	370,677	582,843
Total	$594,547	$582,843

Income (loss) from Operations
Specialized BioTherapeutics	$(2,227,430)	$(5,396,630)
Public Health Solutions	(26,639)	(131,201)
Corporate	(3,306,000)	(5,141,095)
Total	$(5,560,069)	$(10,668,926)

Amortization and Depreciation Expense
Specialized BioTherapeutics	$2,979	$8,273
Public Health Solutions	496	1,379
Corporate	1,489	11,886
Total	$4,964	$21,538

Other (Expense) Income, Net
Specialized BioTherapeutics	$17,696	$110,975
Corporate	60,341	(641,768)
Total	$78,037	$(530,793)

Share-Based Compensation
Specialized BioTherapeutics	$82,281	$85,190
Public Health Solutions	2,982	3,162
Corporate	143,813	132,304
Total	$229,076	$220,656

	As of	As of
	September 30,	December 31,
	2023	2022
Identifiable Assets
Specialized BioTherapeutics	$58,704	$103,742
Public Health Solutions	70,557	121,290
Corporate	11,173,568	14,054,685
Total	$11,302,829	$14,279,717

	For the Years Ended
	December 31,
	2022	2021
Revenues
Specialized BioTherapeutics	$31,929	$—
Public Health Solutions	916,982	824,268
Total	$948,911	$824,268

(Loss) Income from Operations
Specialized BioTherapeutics	$(7,614,988)	$(7,216,450)
Public Health Solutions	26,612	(542,270)
Corporate	(6,650,528)	(5,340,240)
Total	$(14,238,904)	$(13,098,960)

Amortization and Depreciation Expense
Specialized BioTherapeutics	$10,087	$7,804
Public Health Solutions	1,681	1,301
Corporate	12,794	25,056
Total	$24,562	$34,161

Other (Expense) Income, Net
Specialized BioTherapeutics	$102,320	$135,409
Corporate	(816,690)	(452,164)
Total	$(714,370)	$(316,755)

Share-Based Compensation
Specialized BioTherapeutics	$138,075	$136,594
Public Health Solutions	4,804	21,884
Corporate	190,510	203,081
Total	$333,389	$361,559

	As of December 31,

	2022	2021
Identifiable Assets
Specialized BioTherapeutics	$103,742	$128,645
Public Health Solutions	121,290	146,296
Corporate	14,054,685	26,594,986
Total	$14,279,717	$26,869,927